United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2019

Date of Reporting Period: Quarter ended 02/28/2019

Item 1.	Schedule of Investments

Federated Bond Fund
Portfolio of Investments
February 28, 2019 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—69.9%
		Basic Industry - Chemicals—0.2%
$1,415,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	$1,371,350
1,200,000		Sherwin-Williams Co., Sr. Unsecd. Note, 4.400%, 2/1/2045	1,031,862
		TOTAL	2,403,212
		Basic Industry - Metals & Mining—2.1%
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	1,012,550
820,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	846,650
2,400,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	2,386,130
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	2,979,408
1,820,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	1,833,675
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	5,434,872
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	1,309,794
1,080,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	1,259,235
1,360,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	1,259,601
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,101,298
3,270,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 4/15/2020	3,393,028
		TOTAL	24,816,241
		Basic Industry - Paper—0.7%
3,200,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 8/15/2047	2,868,194
2,850,000	[1,2,3]	Pope & Talbot, Inc., 8.375%, 12/1/2099	0
2,270,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	2,249,006
2,250,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	2,839,464
		TOTAL	7,956,664
		Capital Goods - Aerospace & Defense—2.0%
2,500,000		Arconic, Inc., 5.870%, 2/23/2022	2,621,875
1,570,000		Arconic, Inc., Sr. Unsecd. Note, 5.400%, 4/15/2021	1,620,776
2,940,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	2,932,750
2,005,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	2,134,844
2,950,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	3,174,967
650,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	680,063
930,000		Hexcel Corp., Sr. Unsecd. Note, 3.950%, 2/15/2027	908,153
1,930,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	1,854,209
1,820,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	1,784,730
1,460,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	1,485,588
3,230,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.418% (3-month USLIBOR +1.735%), 2/15/2042	2,493,657
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	749,643
690,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	703,707
		TOTAL	23,144,962
		Capital Goods - Building Materials—1.0%
4,160,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	3,850,185
1,950,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	1,936,550
1,920,000		Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	1,653,725
2,708,000		Masco Corp., Sr. Unsecd. Note, 5.950%, 3/15/2022	2,867,402
1,000,000		Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	1,014,096
		TOTAL	11,321,958

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—0.5%
$1,670,000	CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.200%, 1/15/2024	$1,669,669
2,500,000	CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	2,540,250
2,100,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	1,947,699
	TOTAL	6,157,618
	Capital Goods - Diversified Manufacturing—1.3%
859,000	General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	840,920
816,000	General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.650%, 10/17/2021	840,717
1,000,000	Hutchison Whampoa International Ltd., 144A, 7.625%, 4/9/2019	1,005,295
2,600,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	2,502,175
2,300,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 3/1/2027	2,228,067
820,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	810,014
680,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	682,365
2,190,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	2,204,212
4,045,000	Valmont Industries, Inc., 5.250%, 10/1/2054	3,611,527
	TOTAL	14,725,292
	Capital Goods - Packaging—0.8%
1,800,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	1,789,319
1,035,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	1,075,050
250,000	WestRock Co., 7.650%, 3/15/2019	250,383
960,000	WestRock Co., Sr. Unsecd. Note, 4.450%, 3/1/2019	960,000
2,500,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	2,460,330
2,210,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.900%, 3/15/2029	2,317,468
	TOTAL	8,852,550
	Communications - Cable & Satellite—2.0%
6,400,000	CCO Safari II LLC, 4.908%, 7/23/2025	6,636,349
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,330,240
900,000	Comcast Corp., 7.050%, 3/15/2033	1,169,699
1,455,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	1,424,603
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/1/2049	1,606,410
1,910,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	1,805,574
1,470,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	1,460,073
1,230,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.150%, 4/30/2020	1,262,126
1,250,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	1,478,804
1,310,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	1,242,347
1,000,000	Time Warner Cable, Inc., Company Guarantee, 6.750%, 6/15/2039	1,075,465
2,915,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.000%, 9/1/2021	2,945,391
200,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	230,966
	TOTAL	23,668,047
	Communications - Media & Entertainment—1.8%
2,000,000	21st Century Fox America, Inc., 6.750%, 1/9/2038	2,645,442
1,000,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 3.700%, 10/15/2025	1,011,309
1,000,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/1/2043	1,170,795
3,995,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	4,062,468
2,350,000	CBS Corp., 4.900%, 8/15/2044	2,231,524
1,375,000	Fox Corp., Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	1,428,011
4,380,000	Grupo Televisa S.A., 6.625%, 3/18/2025	4,888,004
785,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	719,319
2,930,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	2,950,742
	TOTAL	21,107,614

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—0.9%
$2,900,000	American Tower Corp., 3.450%, 9/15/2021	$2,914,243
1,365,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	1,447,805
490,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 9/1/2021	478,553
2,795,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.800%, 2/15/2028	2,701,982
2,315,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	2,161,135
1,135,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	1,139,442
	TOTAL	10,843,160
	Communications - Telecom Wirelines—3.0%
3,200,000	AT&T, Inc., Sr. Unsecd. Note, 2.450%, 6/30/2020	3,178,978
4,200,000	AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	4,096,149
2,000,000	AT&T, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2028	1,973,337
2,550,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	2,558,737
1,140,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 6/15/2044	1,071,966
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	975,870
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	3,423,637
2,050,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	1,953,089
2,700,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	2,814,242
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	2,086,719
1,530,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	1,527,301
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	5,813,665
2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	2,051,558
1,380,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	1,498,753
	TOTAL	35,024,001
	Consumer Cyclical - Automotive—1.1%
3,000,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 1/15/2043	2,302,680
960,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	929,593
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	1,549,357
1,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	1,237,197
2,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.450%, 4/10/2022	2,235,314
1,580,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.600%, 3/19/2020	1,565,883
2,500,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	2,547,124
	TOTAL	12,367,148
	Consumer Cyclical - Leisure—0.2%
1,844,311	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	1,902,441
	Consumer Cyclical - Lodging—0.8%
1,000,000	Choice Hotels International, Inc., 5.750%, 7/1/2022	1,059,536
2,900,000	Choice Hotels International, Inc., Company Guarantee, 5.700%, 8/28/2020	2,987,000
3,930,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	3,899,851
2,000,000	Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 3/1/2019	2,000,000
	TOTAL	9,946,387
	Consumer Cyclical - Retailers—1.9%
2,500,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	2,567,556
1,070,000	Advance Auto Parts, Inc., Company Guarantee, 4.500%, 1/15/2022	1,089,339
620,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	588,895
2,115,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	2,087,826
973,475	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	1,007,619
750,000	CVS Health Corp., Sr. Unsecd. Note, 2.800%, 7/20/2020	746,483
1,685,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	1,683,229
2,395,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	2,334,650

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$2,100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	$2,084,068
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	974,684
1,200,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	1,190,827
5,700,000	Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	5,494,334
	TOTAL	21,849,510
	Consumer Cyclical - Services—0.9%
3,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	2,872,409
1,460,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	1,475,224
2,395,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	2,402,475
900,000	Expedia, Inc., 4.500%, 8/15/2024	918,627
1,090,000	Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	1,130,880
1,800,000	Expedia, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2026	1,863,769
	TOTAL	10,663,384
	Consumer Non-Cyclical - Food/Beverage—4.8%
5,545,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 144A, 3.650%, 2/1/2026	5,476,139
2,120,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 144A, 4.900%, 2/1/2046	2,044,276
3,000,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2023	3,020,163
2,125,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	1,961,887
980,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	840,261
4,185,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	4,307,761
2,150,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	2,026,672
1,590,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	1,498,141
820,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	770,810
1,624,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	1,549,792
1,600,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	1,639,964
2,245,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	2,186,317
6,900,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	6,730,931
500,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.800%, 7/2/2020	497,535
710,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	654,447
2,735,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 7/15/2025	2,709,322
1,470,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	1,220,143
1,465,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	1,365,669
1,530,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 4.417%, 5/25/2025	1,558,707
1,030,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 4.985%, 5/25/2038	1,010,261
2,380,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	2,319,328
2,205,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	2,115,182
1,600,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.000%, 11/15/2020	1,599,212
910,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	949,121
610,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 7/15/2046	518,900
2,220,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, 144A, 2.000%, 10/28/2021	2,150,349
1,175,000	Tyson Foods, Inc., 3.950%, 8/15/2024	1,184,553
1,000,000	Tyson Foods, Inc., 5.150%, 8/15/2044	971,216
1,680,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	1,740,285
	TOTAL	56,617,344
	Consumer Non-Cyclical - Health Care—1.0%
3,280,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.050%, 9/22/2026	3,087,853
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	2,278,831
1,455,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,456,951
3,345,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	3,280,607

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$575,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	$571,589
1,500,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.950%, 9/19/2026	1,415,552
	TOTAL	12,091,383
	Consumer Non-Cyclical - Pharmaceuticals—3.3%
2,601,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	2,638,121
2,240,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	2,459,859
4,100,000	AbbVie, Inc., Sr. Unsecd. Note, 2.500%, 5/14/2020	4,074,075
805,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.450%, 3/15/2022	802,022
750,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.800%, 3/15/2025	741,433
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	2,273,681
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	2,208,685
1,500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,496,710
730,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	730,920
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	456,200
280,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	269,133
1,050,000	Bayer US Finance LLC, Unsecd. Note, 144A, 2.375%, 10/8/2019	1,045,456
2,760,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,830,792
2,100,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	2,106,091
4,000,000	Celgene Corp., Sr. Unsecd. Note, 3.900%, 2/20/2028	3,923,717
3,585,000	Celgene Corp., Sr. Unsecd. Note, 5.000%, 8/15/2045	3,543,059
1,010,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	1,011,311
2,360,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.400%, 9/23/2021	2,307,972
2,250,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	1,873,831
2,350,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.100%, 10/1/2046	1,703,203
	TOTAL	38,496,271
	Consumer Non-Cyclical - Products—0.3%
1,030,000	Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2027	976,616
2,220,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2026	2,086,647
1,030,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	969,513
	TOTAL	4,032,776
	Consumer Non-Cyclical - Supermarkets—0.2%
960,000	Kroger Co., Bond, 6.900%, 4/15/2038	1,104,781
1,000,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	885,060
	TOTAL	1,989,841
	Consumer Non-Cyclical - Tobacco—0.6%
250,000	Altria Group, Inc., 9.250%, 8/6/2019	256,354
3,080,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	2,817,852
4,220,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	3,429,508
	TOTAL	6,503,714
	Energy - Independent—1.5%
3,900,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	3,779,685
5,890,000	Canadian Natural Resources Ltd., 5.850%, 2/1/2035	6,446,358
980,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	947,073
1,500,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	1,459,877
3,400,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	3,355,928
440,000	XTO Energy, Inc., 6.375%, 6/15/2038	560,274
775,000	XTO Energy, Inc., 6.750%, 8/1/2037	1,015,221
	TOTAL	17,564,416

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Integrated—2.0%
$1,785,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	$1,742,678
1,480,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.742%, 3/11/2021	1,532,916
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	2,128,546
2,100,000	Chevron Corp., Sr. Unsecd. Note, 2.100%, 5/16/2021	2,071,965
2,370,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	2,399,876
4,650,000	Petro-Canada, Bond, 5.350%, 7/15/2033	4,959,124
220,000	Petro-Canada, Deb., 7.000%, 11/15/2028	261,350
1,000,000	Petroleos Mexicanos, 6.500%, 6/2/2041	872,500
4,180,000	Petroleos Mexicanos, Company Guarantee, 5.500%, 1/21/2021	4,241,655
2,350,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	2,284,726
660,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	660,340
	TOTAL	23,155,676
	Energy - Midstream—3.2%
3,190,000	Andeavor Logistics LP, Sr. Unsecd. Note, 4.250%, 12/1/2027	3,141,615
1,652,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,697,461
1,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,086,246
5,730,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	5,965,370
2,137,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	2,000,807
2,475,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.750%, 2/15/2025	2,508,727
830,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	851,437
2,500,000	Kinder Morgan Energy Partners LP, Note, 6.550%, 9/15/2040	2,878,403
1,190,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,351,301
3,770,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	3,808,029
2,350,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	2,167,681
1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 3/1/2047	1,489,584
960,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	923,535
2,150,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	2,087,134
2,300,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	2,212,121
3,100,000	Williams Partners LP, Sr. Unsecd. Note, 5.250%, 3/15/2020	3,165,584
	TOTAL	37,335,035
	Energy - Refining—0.3%
875,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	866,275
720,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	843,344
1,665,000	Valero Energy Corp., 7.500%, 4/15/2032	2,071,078
	TOTAL	3,780,697
	Financial Institution - Banking—11.3%
2,000,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,025,323
3,000,000	BB&T Corp., Series MTN, 2.450%, 1/15/2020	2,987,752
3,500,000	Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	3,445,410
2,175,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	2,147,105
6,395,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	6,289,595
8,400,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.328%, 10/1/2021	8,318,175
2,230,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,221,896
1,850,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,904,230
2,100,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	2,100,647
5,500,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	5,427,361
1,200,000	Capital One Financial Corp., Sr. Sub. Note, 4.200%, 10/29/2025	1,197,361
990,000	Citigroup, Inc., 4.125%, 7/25/2028	974,352
2,800,000	Citigroup, Inc., 4.300%, 11/20/2026	2,806,406

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	$4,132,760
3,410,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	3,360,439
1,910,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	1,859,909
6,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.520%, 10/27/2028	5,802,043
3,500,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	3,521,028
1,450,000		City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	1,493,863
1,000,000		Comerica, Inc., 3.800%, 7/22/2026	981,964
2,625,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,555,206
3,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.000%, 4/26/2022	3,230,807
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	4,092,033
2,375,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	2,381,912
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,461,566
1,680,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	1,787,989
1,480,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.776%, 4/25/2023	1,463,387
4,380,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	4,267,268
870,000		JPMorgan Chase & Co., Sub. Deb., 8.000%, 4/29/2027	1,087,164
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	740,652
7,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	7,592,984
3,975,000	[4]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 3.266% (3-month USLIBOR +0.640%), 12/1/2021	3,955,174
2,375,000		Morgan Stanley, Sr. Unsecd. Note, 4.457%, 4/22/2039	2,390,896
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	7,388,496
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 7/24/2020	2,065,257
1,500,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	1,467,040
4,320,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	4,394,799
2,044,465	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	718,323
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	891,617
2,300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	2,286,648
9,750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	9,631,293
1,655,000		Wells Fargo & Co., Sub. Note, Series GMTN, 4.900%, 11/17/2045	1,700,559
		TOTAL	131,548,689
		Financial Institution - Broker/Asset Mgr/Exchange—2.1%
2,150,000		CBOE Holdings, Inc., Sr. Unsecd. Note, 3.650%, 1/12/2027	2,124,953
2,500,000		Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	2,566,793
4,255,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	5,520,418
590,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	582,213
2,250,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 1/15/2027	2,177,721
2,615,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	2,714,427
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	1,627,707
1,294,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	1,414,224
805,000		Stifel Financial Corp., 4.250%, 7/18/2024	812,209
1,170,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	1,170,959
2,400,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	2,424,586
975,000		TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	1,007,603
		TOTAL	24,143,813
		Financial Institution - Finance Companies—1.3%
1,010,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.500%, 5/26/2022	996,748
783,000		Discover Bank, Sub. Note, Series BKNT, 8.700%, 11/18/2019	811,741
2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	2,533,692
2,236,000		GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	2,152,343

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Finance Companies—continued
$7,856,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	$7,108,316
2,000,000	Macquarie Group Ltd., Sr. Unsecd. Note, 144A, 6.000%, 1/14/2020	2,049,794
	TOTAL	15,652,634
	Financial Institution - Insurance - Health—0.5%
740,000	Anthem, Inc., 5.850%, 1/15/2036	827,409
1,690,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 3.750%, 7/15/2023	1,711,616
1,690,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 4.375%, 10/15/2028	1,714,712
1,690,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 4.900%, 12/15/2048	1,685,303
	TOTAL	5,939,040
	Financial Institution - Insurance - Life—1.8%
2,750,000	AXA-UAP, Sub. Note, 8.600%, 12/15/2030	3,590,758
3,100,000	Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	2,948,967
1,720,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	2,209,809
700,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	775,671
710,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	1,081,847
1,000,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	1,492,030
700,000	New York Life Insurance Co., Sub. Note, 144A, 6.750%, 11/15/2039	930,286
4,000,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,836,931
1,000,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	1,344,214
1,530,000	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,908,362
	TOTAL	21,118,875
	Financial Institution - Insurance - P&C—1.2%
1,210,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	1,198,025
920,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	954,222
1,000,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,194,813
2,880,000	Liberty Mutual Group, Inc., 144A, 4.850%, 8/1/2044	2,833,100
850,000	Liberty Mutual Group, Inc., Company Guarantee, 144A, 5.000%, 6/1/2021	876,299
3,400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	5,192,708
1,000,000	USF&G Corp., 8.312%, 7/1/2046	1,399,964
	TOTAL	13,649,131
	Financial Institution - REIT - Apartment—0.6%
2,155,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	2,115,749
2,000,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	2,006,723
920,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	949,207
1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	1,503,389
	TOTAL	6,575,068
	Financial Institution - REIT - Healthcare—0.5%
1,250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	1,262,170
500,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	500,184
1,000,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,035,493
2,300,000	Healthcare Trust of America, 3.700%, 4/15/2023	2,289,379
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,141,622
	TOTAL	6,228,848
	Financial Institution - REIT - Office—0.4%
1,450,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	1,468,826
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,536,892
2,380,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	2,317,280
	TOTAL	5,322,998

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Other—0.4%
$2,285,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	$2,240,778
1,890,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	1,943,367
	TOTAL	4,184,145
	Financial Institution - REIT - Retail—0.9%
380,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	379,093
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	1,699,928
2,600,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	2,615,581
1,700,000	Regency Centers LP, Company Guarantee, 4.800%, 4/15/2021	1,759,062
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	1,689,567
2,300,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,283,586
	TOTAL	10,426,817
	Sovereign—0.1%
1,100,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,138,544
	Technology—3.3%
2,460,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	2,281,055
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	1,376,714
1,300,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	1,324,227
1,250,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	1,326,814
1,565,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 8.350%, 7/15/2046	1,833,814
2,420,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2026	2,212,561
1,440,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	1,447,441
2,000,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 4/15/2023	1,988,464
1,265,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	1,269,933
2,500,000	Fiserv, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2025	2,510,535
2,210,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	2,185,423
1,565,000	Flextronics International Ltd., Sr. Unsecd. Note, 4.750%, 6/15/2025	1,593,697
1,240,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	1,247,174
1,030,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	1,073,655
3,325,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	3,406,970
1,260,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	1,262,124
2,100,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	2,083,076
1,460,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	1,419,689
975,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	938,530
1,420,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	1,422,814
445,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	456,018
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	150,454
1,380,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,410,323
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	2,555,453
200,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	202,689
	TOTAL	38,979,647
	Transportation - Railroads—0.8%
3,095,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	3,731,030
122,140	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 1/2/2021	127,139
2,265,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	2,193,181
1,325,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	1,299,476
2,060,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	2,061,642
	TOTAL	9,412,468
	Transportation - Services—1.0%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	4,806,224

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Services—continued
$950,000	Penske Truck Leasing Co. LP & PTL Finance Corp., 144A, 2.500%, 6/15/2019	$948,413
3,300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.400%, 11/15/2026	3,063,285
2,540,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	2,573,120
	TOTAL	11,391,042
	Utility - Electric—4.2%
990,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	978,455
2,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	2,385,782
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,725,685
1,233,000	Consolidated Edison Co., 4.625%, 12/1/2054	1,237,222
400,000	Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 9/1/2021	387,533
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	1,128,522
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	1,193,749
100,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	128,278
1,950,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	1,903,590
5,000,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2067	4,822,925
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	806,602
1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	1,257,539
750,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	754,101
4,100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	4,197,200
900,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.750%, 10/1/2041	891,678
1,320,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 2.100%, 10/4/2021	1,276,324
2,350,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	2,196,635
1,055,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	1,083,506
3,060,000	MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.950%, 5/15/2037	3,654,958
3,100,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 9/15/2019	3,091,867
3,080,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	3,008,871
1,500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	1,488,247
1,080,000	NiSource Finance Corp., Sr. Unsecd. Note, 2.650%, 11/17/2022	1,048,564
715,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	692,004
850,000	PSEG Power LLC, Sr. Unsecd. Note, 4.150%, 9/15/2021	858,451
3,185,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	3,039,495
2,000,000	Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.750%, 10/1/2026	1,855,991
2,460,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	2,505,575
	TOTAL	49,599,349
	Utility - Natural Gas—1.0%
195,000	Atmos Energy Corp., 8.500%, 3/15/2019	195,354
2,600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	2,566,698
2,425,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	2,478,893
2,700,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	2,629,254
1,300,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,466,940
2,230,000	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	2,224,028
	TOTAL	11,561,167
	Utility - Natural Gas Distributor—0.1%
815,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	727,419
	TOTAL CORPORATE BONDS (IDENTIFIED COST $815,354,319)	815,917,036
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
835	Federal Home Loan Mortgage Corp., Pool C00702, 6.000%, 1/1/2029	906
982	Federal Home Loan Mortgage Corp., Pool C00748, 6.000%, 4/1/2029	1,068

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$398		Federal Home Loan Mortgage Corp., Pool C20263, 6.000%, 1/1/2029	$432
892		Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	986
		TOTAL	3,392
		Federal National Mortgage Association—0.0%
1,446		Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	1,613
909		Federal National Mortgage Association, Pool 421223, 7.000%, 5/1/2028	1,003
11,364		Federal National Mortgage Association, Pool 439947, 6.500%, 11/1/2028	12,481
5,140		Federal National Mortgage Association, Pool 489867, 6.500%, 3/1/2029	5,624
		TOTAL	20,721
		Government National Mortgage Association—0.0%
928		Government National Mortgage Association, Pool 449491, 7.500%, 12/15/2027	1,035
648		Government National Mortgage Association, Pool 486467, 7.000%, 8/15/2028	719
1,570		Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	1,683
957		Government National Mortgage Association, Pool 780373, 7.000%, 12/15/2023	1,014
		TOTAL	4,451
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $26,073)	28,564
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
1,470,000		Tampa, FL Sports Authority, (GTD by National Public Finance Guarantee Corporation), 8.020%, 10/1/2026 (IDENTIFIED COST $1,489,110)	1,649,017
		PREFERRED STOCKS—0.5%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
130,000	[1,2,3]	Lehman Brothers Holdings, Inc., Pfd., 5.670%	1,300
		Financial Institution - REIT - Other—0.5%
80,000		Prologis, Inc., REIT Perpetual Pfd. Stock, 8.540%	5,460,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	5,461,300
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
104,492		Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $102,489)	109,469
		INVESTMENT COMPANIES—27.3%
9,702,441		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.55%[5]	9,705,352
49,802,543		High Yield Bond Portfolio	309,273,792
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $392,184,394)	318,979,144
		TOTAL INVESTMENT IN SECURITIES—97.8% (IDENTIFIED COST $1,213,141,675)	1,142,144,530
		OTHER ASSETS AND LIABILITIES - NET—2.2%[6]	25,189,313
		TOTAL NET ASSETS—100%	$1,167,333,843
At February 28, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
[1]United States Treasury Bond Long Futures	220	$31,783,125	June 2019	$(289,265)
The average notional value of long futures contracts held by the Fund throughout the period was $14,397,344. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2019, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2018	2,393,013	47,678,770	50,071,783
Purchases/Additions	71,406,452	4,225,784	75,632,236
Sales/Reductions	(64,097,024)	(2,102,011)	(66,199,035)
Balance of Shares Held 2/28/2019	9,702,441	49,802,543	59,504,984
Value	$9,705,352	$309,273,792	$318,979,144
Change in Unrealized Appreciation/Depreciation	$311	$15,641,273	$15,641,584
Net Realized Gain/(Loss)	$3,294	$(7,324,039)	$(7,320,745)
Dividend Income	$61,979	$4,820,779	$4,882,758
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$815,198,713	$718,323	$815,917,036
Mortgage-Backed Securities	—	28,564	—	28,564
Municipal Bond	—	1,649,017	—	1,649,017
Collateralized Mortgage Obligation	—	109,469	—	109,469
Equity Securities:
Preferred Stocks
Domestic	5,460,000	—	1,300	5,461,300
Investment Companies[1]	9,705,352	—	—	318,979,144
TOTAL SECURITIES	$15,165,352	$816,985,763	$719,623	$1,142,144,530
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(289,265)	—	—	(289,265)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(289,265)	$—	$—	$(289,265)
1	As permitted by U.S. generally accepted accounting principles, Investment Company valued at $309,273,792 is measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but is included in the Total column. The price of shares redeemed in High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.

The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2019